Interest Expense and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest costs [abstract]
Interest payable on long-term borrowings	$ 2,047	$ 1,958	$ 3,721
Bank charges	60	59	69
Amortization of debt discount	165	547	293
Operating lease liability interest	54	52	44
Other finance expenses	34	646	28
Gain from termination of lease liability	(40)	0	0
Total	$ 2,320	$ 3,262	$ 4,155